TRADE RECEIVABLES, NET	12 Months Ended
Dec. 31, 2013
TRADE RECEIVABLES, NET
TRADE RECEIVABLES, NET

7. TRADE RECEIVABLES, NET

        Trade receivables as of December 31, 2013 and 2012 comprised the following:

	December 31,
	2013	2012
Roaming	15,875	15,601
Subscribers	12,548	11,313
Interconnect	2,847	3,390
Dealers	2,127	2,457
Other	4,910	4,072
Allowance for doubtful accounts	(3,753)	(3,461)

Trade receivables, net	34,554	33,372

        The following table summarizes the changes in the allowance for doubtful accounts receivable for the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011
Balance, beginning of the year	3,461	3,122	3,671
Allowance for doubtful accounts charge	3,366	2,257	2,941
Accounts receivable written off	(3,074)	(1,918)	(3,490)

Balance, end of the year	3,753	3,461	3,122